Average Annual Total Returns		12 Months Ended		15 Months Ended	44 Months Ended	45 Months Ended	51 Months Ended	54 Months Ended		57 Months Ended	60 Months Ended			97 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
American Energy Infrastructure Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	American Energy Infrastructure Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			1.70%										23.44%	12.83%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%	16.68%			13.17%	12.53%	12.11%	13.78%	14.59%	14.78%	14.42%	14.30%
BlueStar Global Online Gambling, Video Gaming, and eSports Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	BlueStar Global Online Gambling, Video Gaming, and eSports Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			18.62%			13.00%
S&P Global 1200 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P Global 1200 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			22.99%		14.99%	13.30%
BlueStar Robotics and 3D Printing Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	BlueStar Robotics and 3D Printing Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			22.98%		7.71%
S&P Global 1200 Industrials Sector Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P Global 1200 Industrials Sector Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			26.14%		16.51%
Pacer Developed Markets Cash Cows Growth Leaders Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Pacer Developed Markets Cash Cows Growth Leaders Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			27.28%									12.65%
MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.11%	21.09%									17.33%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			31.22%									16.02%
Pacer Metaurus Nasdaq-100 Dividend Multiplier Total Return Index - Series 600 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Pacer Metaurus Nasdaq-100 Dividend Multiplier Total Return Index - Series 600 (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			19.11%	19.52%
Metaurus US Large Cap Dividend Multiplier Return Index - Series 400 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Metaurus US Large Cap Dividend Multiplier Return Index - Series 400(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			16.57%						11.53%
Pacer Solactive Whitney Future of Warfare Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Pacer Solactive Whitney Future of Warfare Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.86%	29.65%
Solactive Pacer US Cash Cows Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive Pacer US Cash Cows Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		6.15%	7.98%
Markit iBoxx® USD Liquid Investment Grade Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Markit iBoxx® USD Liquid Investment Grade Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		6.26%	8.03%
S&P 500 Price Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Price Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			16.39%				11.51%	10.89%		12.13%	12.91%	13.10%	12.75%
Pacer American Energy Infrastructure ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			0.79%										22.16%	11.59%
Performance Inception Date	Dec. 12, 2017
Pacer American Energy Infrastructure ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			0.20%										21.52%	10.92%
Pacer American Energy Infrastructure ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			0.65%										18.02%	9.24%
Pacer BlueStar Digital Entertainment ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			17.84%			12.29%
Performance Inception Date	Apr. 07, 2022
Pacer BlueStar Digital Entertainment ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			16.86%			11.97%
Pacer BlueStar Digital Entertainment ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			10.80%			9.64%
Pacer BlueStar Engineering the Future ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			22.51%		7.15%
Performance Inception Date	May 04, 2022
Pacer BlueStar Engineering the Future ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			22.15%		7.04%
Pacer BlueStar Engineering the Future ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			13.58%		5.56%
Pacer Developed Markets Cash Cows Growth Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			26.02%									11.21%
Performance Inception Date	Mar. 20, 2024
Pacer Developed Markets Cash Cows Growth Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			25.66%									10.92%
Pacer Developed Markets Cash Cows Growth Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			15.71%									8.76%
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			18.54%	18.87%
Performance Inception Date	Sep. 23, 2024
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			18.30%	18.65%
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			11.11%	14.35%
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			16.43%						11.09%
Performance Inception Date	Jul. 12, 2021
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			16.09%						10.58%
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.93%						8.64%
Pacer Solactive Whitney Future of Warfare ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		25.35%	29.12%
Performance Inception Date	Dec. 17, 2024
Pacer Solactive Whitney Future of Warfare ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		25.10%	28.86%
Pacer Solactive Whitney Future of Warfare ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		19.31%	17.40%
Pacer US Cash Cows Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.66%	7.49%
Performance Inception Date	Dec. 17, 2024
Pacer US Cash Cows Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.83%	4.50%
Pacer US Cash Cows Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		3.11%	4.38%
Pacer Swan SOS Conservative (January) ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			11.81%									8.54%	8.46%
Performance Inception Date	Dec. 22, 2020
Pacer Swan SOS Conservative (January) ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			11.81%									8.54%	8.46%
Pacer Swan SOS Conservative (January) ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			6.99%									6.75%	6.68%
Pacer Swan SOS Conservative (April) ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			6.37%							6.62%
Performance Inception Date	Mar. 31, 2021
Pacer Swan SOS Conservative (April) ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			6.37%							6.62%
Pacer Swan SOS Conservative (April) ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.77%							5.18%
Pacer Swan SOS Conservative (July) ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			12.56%					8.91%
Performance Inception Date	Jun. 30, 2021
Pacer Swan SOS Conservative (July) ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			12.56%					8.91%
Pacer Swan SOS Conservative (July) ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			7.44%					7.02%
Pacer Swan SOS Conservative (October) ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			11.28%				8.94%
Performance Inception Date	Sep. 30, 2021
Pacer Swan SOS Conservative (October) ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			11.28%				8.94%
Pacer Swan SOS Conservative (October) ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			6.68%				7.03%
Pacer Swan SOS Moderate (January) ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			11.35%									9.66%	9.55%
Performance Inception Date	Dec. 22, 2020
Pacer Swan SOS Moderate (January) ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			11.35%									9.62%	9.50%
Pacer Swan SOS Moderate (January) ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			6.72%									7.64%	7.54%
Pacer Swan SOS Moderate (April) ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			6.56%							8.10%
Performance Inception Date	Mar. 31, 2021
Pacer Swan SOS Moderate (April) ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			6.56%							8.10%
Pacer Swan SOS Moderate (April) ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.88%							6.38%
Pacer Swan SOS Moderate (July) ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			13.04%					10.57%
Performance Inception Date	Jun. 30, 2021
Pacer Swan SOS Moderate (July) ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			13.04%					10.57%
Pacer Swan SOS Moderate (July) ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			7.72%					8.37%
Pacer Swan SOS Moderate (October) ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			11.18%				10.00%
Performance Inception Date	Sep. 30, 2021
Pacer Swan SOS Moderate (October) ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			11.18%				10.00%
Pacer Swan SOS Moderate (October) ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			6.62%				7.88%
Pacer Swan SOS Flex (January) ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			12.83%									12.66%	12.53%
Performance Inception Date	Dec. 22, 2020
Pacer Swan SOS Flex (January) ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			12.83%									12.66%	12.53%
Pacer Swan SOS Flex (January) ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			7.60%									10.14%	10.03%
Pacer Swan SOS Flex (April) ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			7.02%							9.60%
Performance Inception Date	Mar. 31, 2021
Pacer Swan SOS Flex (April) ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			7.02%							9.60%
Pacer Swan SOS Flex (April) ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			4.15%							7.59%
Pacer Swan SOS Flex (July) ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			13.65%					11.34%
Performance Inception Date	Jun. 30, 2021
Pacer Swan SOS Flex (July) ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			13.65%					11.34%
Pacer Swan SOS Flex (July) ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			8.08%					9.00%
Pacer Swan SOS Flex (October) ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			12.85%				11.41%
Performance Inception Date	Sep. 30, 2021
Pacer Swan SOS Flex (October) ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			12.85%				11.41%
Pacer Swan SOS Flex (October) ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			7.60%				9.03%
Pacer Swan SOS Fund of Funds ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			10.55%								9.75%		9.64%
Performance Inception Date	Dec. 29, 2020
Pacer Swan SOS Fund of Funds ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			10.55%								9.75%		9.64%
Pacer Swan SOS Fund of Funds ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			6.25%								7.73%		7.64%